Shareholders' Equity (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Options, beginning balance	405,570	10,148	661,062
Options, granted	311,001	410,714	137,911
Options, exercised			(45,474)
Options, forfeited	(17,629)	(15,292)	(14,256)
Expired			(729,095)
Options, ending balance	698,942	405,570	10,148
Options, exercisable	10,148
Weighted average exercise price, granted	$ 15.01	$ 16.42	$ 35.12
Weighted average exercise price, exercised			29.91
Weighted average exercise price, forfeited	15.83	16.42	40.4
Weighted average exercise price, expired			37.8
Weighted average grant date fair value, granted	7.39	7.08	15.84
Weighted average grant date fair value, exercised			12.33
Weighted average grant date fair value, forfeited	$ 7.34	$ 7.08	15.9
Weighted average grant date fair value, expired			$ 15.05